Income Taxes (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Unrealized gain/loss	$ 0	$ 0
Start-up cost	833,978	313,660
Total deferred tax assets	833,978	313,660
Valuation allowance	(833,978)	(313,660)
Unrealized gain/loss	0	(128,105)
Net Deferred tax assets/(liabilities), net of allowance	$ 0	$ (128,105)